Staff costs (Tables)	12 Months Ended
Dec. 31, 2020
Staff costs
Staff costs
	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Wages and salaries	€(139,681)	€(113,660)	€(57,237)
Social security costs	(26,471)	(14,566)	(10,290)
Pension costs	(7,337)	(4,715)	(2,994)
Costs related to subscription right plans	(79,959)	(38,297)	(26,757)
Other personnel costs	(9,897)	(6,399)	(5,564)
Total personnel costs	€(263,345)	€(177,636)	€(102,842)